Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provisions for Income Tax	Provisions for income tax are as follows:
	December 31, 2023	December 31, 2022	December 31, 2021
	US$	US$	US$
Provisions for current income tax	3,828,207	4,713,543	5,278,462
Provisions for deferred income tax	(370,474)	-	-
Total	3,457,733	4,713,543	5,278,462

Schedule of Total Income Tax Expense	The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2023, 2022 and 2021, respectively:
	2023	2022	2021
	US$	US$	US$
Income before income tax provision	15,048,773	18,129,648	26,228,041
Tax at the PRC EIT tax rates	3,678,233	3,758,113	5,605,035
Other	16,675	37,169	(13,086)
Tax effect of non-deductible expenses	451,154	1,660,869	226,222
Tax effect of R&D expenses additional deduction*	(688,329)	(742,608)	(539,709)
Income tax expense	3,457,733	4,713,543	5,278,462
*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.